Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Oct. 31, 2024
Presentation of leases for lessee [abstract]
Summary of right of use assets

Right of use assets	Total
$
Opening balance, November 1, 2023	30,643
Net additions	16,031
Terminations	(596)
Impairment loss	-
Depreciation expense for the period	(9,553)
Balance, October 31, 2024	36,525

Summary of lease liabilities

Lease Liabilities	Total
$
Opening balance, November 1, 2023	35,037
Additions	13,856
Terminations	(145)
Foreign currency translation	(193)
Payments made in the year	(11,705)
Accretion expense for the year end (Note 18)	3,357
Balance, October 31, 2024	40,207
Less current portion	(8,816)
Non-current	31,391